Note 8 - Other Liabilities	6 Months Ended
Apr. 30, 2024
Statement Line Items [Line Items]
Disclosure of other liabilities [text block]
8.	Other liabilities:

(thousands of Canadian dollars)
	April 30	October 31	April 30
	2024	2023	2023

Accounts payable and other	$20,816	$9,681	$4,045
Current income tax liability	4,102	7,466	2,773
Deferred income tax liability	355	731	681
Lease obligations	3,414	3,771	4,120
Cash collateral and amounts held in escrow	6,751	8,818	6,746
Cash reserves on loan and lease receivables	158,176	153,769	141,759

	$193,614	$184,236	$160,124